Average Annual Total Returns - Class P Shares - Alger 35 Fund - P	Class P Inception Date	Class P Return Before Taxes 1 Year	Class P Return Before Taxes Since Inception	Class P Return After Taxes on Distributions 1 Year	Class P Return After Taxes on Distributions Since Inception	Class P Return After Taxes on Distributions and Sale of Shares 1 Year	Class P Return After Taxes on Distributions and Sale of Shares Since Inception	S&P 500 Index (reflects no deductions for fees, expenses or taxes) 1 Year	S&P 500 Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	Mar. 29, 2018	67.88%	30.67%	60.33%	28.25%	42.74%	23.83%	18.40%	15.83%